SHARE BASED COMPENSATION - Fair value of options (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Minimum
Fair value of options
Risk-free interest rate	0.36%	0.55%	1.55%
Expected volatility range	85.60%	49.00%	60.37%
Fair market value per ordinary share as at grant dates	$ 1.57	$ 1.74	$ 9.61
Maximum
Fair value of options
Risk-free interest rate	1.05%	0.93%	2.50%
Expected volatility range	87.50%	65.00%	64.48%
Fair market value per ordinary share as at grant dates	$ 5.63	$ 4.83	$ 9.80